OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Fl.
New York, New York 10281

February 17, 2012

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:	Registration Statement on Form N-14 for Oppenheimer Main Street Fund/VA, a series of Oppenheimer Variable Account Funds; Proxy Statement for Growth Portfolio, a series of Panorama Series Fund, Inc.

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "1933 Act"), is the proxy/registration statement on Form N-14 (the "Registration Statement") of Oppenheimer Main Street Fund/VA (the "Registrant"), a series of Oppenheimer Variable Account Funds, an open-end investment company. The Registration Statement will register shares of the Registrant to be issued in the reorganization (“merger”) of that open-end investment company with Growth Portfolio (“Panorama Growth”), a series of Panorama Series Fund, Inc., also an open-end investment company. The Registrant and Panorama Growth have the same investment adviser (OppenheimerFunds, Inc.).

As stated on the facing sheet of the Registration Statement, it is expected that the Registration Statement will become effective on March 17, 2012. The mailing of the Combined Prospectus and Proxy Statement to Panorama Growth shareholders is expected to commence on or around March 26, 2012.

In accordance with the general instructions to Form N-14, the Proxy Statement which forms a part of the Registration Statement is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended. No filing fee is due because the Registrant previously filed a declaration to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to the undersigned at:

Nancy S. Vann Vice President & Associate Counsel OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 16th Floor New York, New York 10281-1008 212-323-5089 nvann@oppenheimerfunds.com

Thank you for your assistance.

Very truly yours,

/s/ Nancy S. Vann
Nancy S. Vann
Vice President and Associate Counsel
OppenheimerFunds, Inc.

cc:	K&L Gates LLP
KPMG LLP
Gloria LaFond
A. Taylor Edwards, Esq.